Fair Value (Details) - Digital asset ETPs [Member] - Coinshares International Limited [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value (Details) [Line Items]
Gain (Loss) on Sale of Properties	$ (982.8)	$ 2,933.4	$ 1,744.8
CS physical certificate liabilities	$ 802.7	$ 2,911.0	$ 1,703.5